CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 1,682,526	$ 3,509,420
Accounts receivable, net	4,118,502	2,303,942
Other receivables, net	72,255	61,928
Prepayments	1,412,570	68,964
Total current assets	7,285,853	5,944,254
OTHER ASSETS
Property and equipment, net	2,193,189	2,017,057
Long-term deposits, net	107,260	138,286
Intangible assets, net	5,247,752	2,198,430
Deferred tax assets	389,893	461,461
Deferred offering cost	730,586	379,738
Total other assets	8,668,680	5,194,972
Total assets	15,954,533	11,139,226
CURRENT LIABILITIES
Accounts payable	552,540	1,160,125
Short-term loan- bank	3,065,134	2,872,820
Interest payable- related party	574,065	538,047
Other payables and accrued liabilities	687,702	644,590
Deferred revenue	1,755,967	1,453,690
Taxes payable	865,795	673,792
Total current liabilities	7,501,203	7,343,064
DEFERRED TAX LIABILITIES	322,035	201,607
Total liabilities	7,823,238	7,544,671
SHAREHOLDERS' EQUITY
Ordinary shares,$0.001 par value, 50,000,000 shares authorized, 19,000,000 issued and outstanding as of December 31, 2020, and 2019*	19,000	19,000
Additional paid-in capital	5,852,089	5,852,089
Statutory reserves	437,549	31,778
Retained earnings (Accumulated deficits)	1,084,383	(2,508,120)
Accumulated other comprehensive income	494,046	29,325
Total shareholders' equity attributable to Infobird Co., Ltd	7,887,067	3,424,072
Noncontrolling interests	244,228	170,483
Total equity	8,131,295	3,594,555
Total liabilities and equity	$ 15,954,533	$ 11,139,226